Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Balance, beginning of year	$ 13,148,726	$ 12,732,702
Additions	3,987,121	3,473,398
Amounts collected	(4,205,038)	(3,057,374)
Change in related parties	(148,576)	0
Balance, end of year	$ 12,782,233	$ 13,148,726